Digital Currencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Digital Currencies [Abstract]
Proceeds from sale of digital currencies	$ 97,200	$ 122,400
Cost of digital currency sold	92,600	139,300
Gain (loss) on sale of digital currencies	4,600	(16,900)
Reclassified gain (loss) on sale of digital currencies	0	15,100
Revaluation gain (loss) on digital currencies	$ 4,600	$ (1,800)